INCOME TAXES - Expense (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
INCOME TAXES
Current	$ (1,340,844)	$ (958,210)	$ (1,021,565)
Deferred	0	406,064	(406,637)
Total	$ (1,340,844)	$ (552,146)	$ (1,428,202)